Segment Information (Certain Segment Operating Data and Other) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming	$ 440,463	$ 443,945
Revenue, Net	606,118	610,065
Adjusted EBITDA	160,472	155,765
Corporate expense	25,857	20,798
Deferred rent	256	430
Depreciation and amortization	51,276	53,964
Depreciation and amortization	(51,276)	(53,964)
Share-based compensation expense	(8,927)	(3,083)
Project development, preopening and writedowns	3,440	2,972
Other operating items, net	1,799	486
Total other operating costs and expenses	65,698	60,935
Operating income	94,774	94,830
Food and beverage	85,399	86,605
Room	47,912	46,850
Other	32,344	32,665
Gross Revenues	606,118	610,065
Las Vegas Locals
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming	143,148	143,946
Adjusted EBITDA	71,030	65,914
Food and beverage	38,870	38,452
Room	26,156	26,207
Other	14,001	13,636
Gross Revenues	222,175	222,241
Downtown Las Vegas
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming	32,439	33,892
Adjusted EBITDA	13,218	13,701
Food and beverage	13,587	13,457
Room	6,811	5,774
Other	7,631	7,824
Gross Revenues	60,468	60,947
Midwest and South
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming	264,876	266,107
Adjusted EBITDA	94,246	94,313
Food and beverage	32,942	34,696
Room	14,945	14,869
Other	10,712	11,205
Gross Revenues	323,475	326,877
Total Reportable Segment Adjusted EBITDA
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Adjusted EBITDA	178,494	173,928
Corporate expense
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Corporate expense	$ (18,022)	$ (18,163)